Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets Current And Non Current [Abstract]
Summary of Other Assets

Current	December 31, 2020	December 31, 2021
Prepayments	$511,208	$2,733,753
Refundable deposits	-	879,093
ADS issuance contribution receivables	528,841	-
	$1,040,049	$3,612,846
Non-current
Refundable deposits	$103,307	$-